Share-based payments (Details) - Schedule of fair value of each warrant is estimated on the date of grant using the black-scholes methodology - 12 months ended Dec. 31, 2021	USD ($) shares	€ / shares
15-Mar-12 [Member]
Share-based payments (Details) - Schedule of fair value of each warrant is estimated on the date of grant using the black-scholes methodology [Line Items]
Number of warrants granted to Belgian benef.	75,000
Number of warrants granted to other benef.	120,000
Exercise price | € / shares		€ 1.72
expected dividend Yield | $
Expected stock price volatility	67.74%
Risk-free interest rate	3.43%
Expected duration (months)to Belgian benef.	78 months 17 days
Expected duration (months)to other benef.	60 months 17 days
15-Aug-12 [Member]
Share-based payments (Details) - Schedule of fair value of each warrant is estimated on the date of grant using the black-scholes methodology [Line Items]
Number of warrants granted to Belgian benef.	12,000
Number of warrants granted to other benef.	24,000
Exercise price | € / shares		1.52
expected dividend Yield | $
Expected stock price volatility	54.50%
Risk-free interest rate	2.57%
Expected duration (months)to Belgian benef.	73 months 16 days
Expected duration (months)to other benef.	61 months 16 days
14-Sep-12 [Member]
Share-based payments (Details) - Schedule of fair value of each warrant is estimated on the date of grant using the black-scholes methodology [Line Items]
Number of warrants granted to Belgian benef.
Number of warrants granted to other benef.	85,000
Exercise price | € / shares		1.65
expected dividend Yield | $
Expected stock price volatility	55.58%
Risk-free interest rate	2.59%
Expected duration (months)to Belgian benef.	72 months 17 days
Expected duration (months)to other benef.	60 months 17 days
01-Dec-12 [Member]
Share-based payments (Details) - Schedule of fair value of each warrant is estimated on the date of grant using the black-scholes methodology [Line Items]
Number of warrants granted to Belgian benef.
Number of warrants granted to other benef.	10,000
Exercise price | € / shares		2.19
expected dividend Yield | $
Expected stock price volatility	57.13%
Risk-free interest rate	2.19%
Expected duration (months)to Belgian benef.	75 months 29 days
Expected duration (months)to other benef.	57 months 30 days
01-Jan-13 [Member
Share-based payments (Details) - Schedule of fair value of each warrant is estimated on the date of grant using the black-scholes methodology [Line Items]
Number of warrants granted to Belgian benef.	65,000
Number of warrants granted to other benef.	107,000
Exercise price | € / shares		2
expected dividend Yield | $
Expected stock price volatility	57.13%
Risk-free interest rate	2.09%
Expected duration (months)to Belgian benef.	80 months 29 days
Expected duration (months)to other benef.	62 months 28 days
01-May-13 [Member]
Share-based payments (Details) - Schedule of fair value of each warrant is estimated on the date of grant using the black-scholes methodology [Line Items]
Number of warrants granted to Belgian benef.
Number of warrants granted to other benef.	15,000
Exercise price | € / shares		2.13
expected dividend Yield | $
Expected stock price volatility	49.75%
Risk-free interest rate	1.93%
Expected duration (months)to Belgian benef.	77 months
Expected duration (months)to other benef.	58 months 29 days
31-May-13 [Member]
Share-based payments (Details) - Schedule of fair value of each warrant is estimated on the date of grant using the black-scholes methodology [Line Items]
Number of warrants granted to Belgian benef.	12,000
Number of warrants granted to other benef.	18,000
Exercise price | € / shares		2.05
expected dividend Yield | $
Expected stock price volatility	49.62%
Risk-free interest rate	2.22%
Expected duration (months)to Belgian benef.	76 months 1 day
Expected duration (months)to other benef.	57 months 30 days
12-Mar-14 [Member]
Share-based payments (Details) - Schedule of fair value of each warrant is estimated on the date of grant using the black-scholes methodology [Line Items]
Number of warrants granted to Belgian benef.	76,000
Number of warrants granted to other benef.	177,000
Exercise price | € / shares		3.6
expected dividend Yield | $
Expected stock price volatility	47.75%
Risk-free interest rate	2.24%
Expected duration (months)to Belgian benef.	72 months 21 days
Expected duration (months)to other benef.	54 months 20 days
01-Apr-14 [Member]
Share-based payments (Details) - Schedule of fair value of each warrant is estimated on the date of grant using the black-scholes methodology [Line Items]
Number of warrants granted to Belgian benef.
Number of warrants granted to other benef.	12,000
Exercise price | € / shares		4.32
expected dividend Yield | $
Expected stock price volatility	48.82%
Risk-free interest rate	2.21%
Expected duration (months)to Belgian benef.	72 months
Expected duration (months)to other benef.	54 months
30-May-14 [Member]
Share-based payments (Details) - Schedule of fair value of each warrant is estimated on the date of grant using the black-scholes methodology [Line Items]
Number of warrants granted to Belgian benef.	18,000
Number of warrants granted to other benef.	18,000
Exercise price | € / shares		4.25
expected dividend Yield | $
Expected stock price volatility	48.68%
Risk-free interest rate	1.86%
Expected duration (months)to Belgian benef.	70 months 2 days
Expected duration (months)to other benef.	52 months 2 days
23-Jun-14 [Member]
Share-based payments (Details) - Schedule of fair value of each warrant is estimated on the date of grant using the black-scholes methodology [Line Items]
Number of warrants granted to Belgian benef.	12,000
Number of warrants granted to other benef.	12,000
Exercise price | € / shares		4.13
expected dividend Yield | $
Expected stock price volatility	48.12%
Risk-free interest rate	1.78%
Expected duration (months)to Belgian benef.	75 months 9 days
Expected duration (months)to other benef.	63 months 8 days
9-Feb-15 [Member]
Share-based payments (Details) - Schedule of fair value of each warrant is estimated on the date of grant using the black-scholes methodology [Line Items]
Number of warrants granted to Belgian benef.	60,000
Number of warrants granted to other benef.	95,000
Exercise price | € / shares		4.49
expected dividend Yield | $
Expected stock price volatility	46.75%
Risk-free interest rate	0.62%
Expected duration (months)to Belgian benef.	79 months 22 days
Expected duration (months)to other benef.	61 months 21 days
29-May-15 [Member]
Share-based payments (Details) - Schedule of fair value of each warrant is estimated on the date of grant using the black-scholes methodology [Line Items]
Number of warrants granted to Belgian benef.	20,000
Number of warrants granted to other benef.	30,000
Exercise price | € / shares		4.91
Expected stock price volatility	46.52%
Risk-free interest rate	0.81%
Expected duration (months)to Belgian benef.	64 months 4 days
Expected duration (months)to other benef.	52 months 3 days
1-Oct-15 [Member]
Share-based payments (Details) - Schedule of fair value of each warrant is estimated on the date of grant using the black-scholes methodology [Line Items]
Number of warrants granted to Belgian benef.
Number of warrants granted to other benef.	83,000
Exercise price | € / shares		4.2
expected dividend Yield | $
Expected stock price volatility	48.99%
Risk-free interest rate	0.90%
Expected duration (months)to Belgian benef.	72 months
Expected duration (months)to other benef.	54 months
1-Dec-15 [Member]
Share-based payments (Details) - Schedule of fair value of each warrant is estimated on the date of grant using the black-scholes methodology [Line Items]
Number of warrants granted to Belgian benef.
Number of warrants granted to other benef.	18,000
Exercise price | € / shares		3.89
expected dividend Yield | $
Expected stock price volatility	51.18%
Risk-free interest rate	0.85%
Expected duration (months)to Belgian benef.	70 months
Expected duration (months)to other benef.	52 months
1-Feb-16 [Member]
Share-based payments (Details) - Schedule of fair value of each warrant is estimated on the date of grant using the black-scholes methodology [Line Items]
Number of warrants granted to Belgian benef.
Number of warrants granted to other benef.	10,000
Exercise price | € / shares		4.13
expected dividend Yield | $
Expected stock price volatility	51.18%
Risk-free interest rate	0.85%
Expected duration (months)to Belgian benef.	67 months 30 days
Expected duration (months)to other benef.	49 months 29 days
4-Feb-16 [Member]
Share-based payments (Details) - Schedule of fair value of each warrant is estimated on the date of grant using the black-scholes methodology [Line Items]
Number of warrants granted to Belgian benef.	50,000
Number of warrants granted to other benef.	134,000
Exercise price | € / shares		3.78
expected dividend Yield | $
Expected stock price volatility	52.49%
Risk-free interest rate	0.72%
Expected duration (months)to Belgian benef.	67 months 27 days
Expected duration (months)to other benef.	49 months 26 days
2-Apr-16 [Member]
Share-based payments (Details) - Schedule of fair value of each warrant is estimated on the date of grant using the black-scholes methodology [Line Items]
Number of warrants granted to Belgian benef.
Number of warrants granted to other benef.	52,000
Exercise price | € / shares		3.62
expected dividend Yield | $
Expected stock price volatility	53.40%
Risk-free interest rate	0.58%
Expected duration (months)to Belgian benef.	65 months 10 days
Expected duration (months)to other benef.	53 months 10 days
29-May-16 [Member]
Share-based payments (Details) - Schedule of fair value of each warrant is estimated on the date of grant using the black-scholes methodology [Line Items]
Number of warrants granted to Belgian benef.	30,000
Number of warrants granted to other benef.	40,000
Exercise price | € / shares		4.13
expected dividend Yield | $
Expected stock price volatility	51.85%
Risk-free interest rate	0.54%
Expected duration (months)to Belgian benef.	64 months 3 days
Expected duration (months)to other benef.	52 months 3 days
22-Jan-16 [Member]
Share-based payments (Details) - Schedule of fair value of each warrant is estimated on the date of grant using the black-scholes methodology [Line Items]
Number of warrants granted to Belgian benef.
Number of warrants granted to other benef.	20,000
Exercise price | € / shares		3.83
expected dividend Yield | $
Expected stock price volatility	52.81%
Risk-free interest rate	0.86%
Expected duration (months)to Belgian benef.	68 months 9 days
Expected duration (months)to other benef.	56 months 9 days
1-Dec-16 [Member]
Share-based payments (Details) - Schedule of fair value of each warrant is estimated on the date of grant using the black-scholes methodology [Line Items]
Number of warrants granted to Belgian benef.
Number of warrants granted to other benef.	22,000
Exercise price | € / shares		4.65
expected dividend Yield | $
Expected stock price volatility	54.16%
Risk-free interest rate	0.75%
Expected duration (months)to Belgian benef.	57 months 30 days
Expected duration (months)to other benef.	39 months 29 days
1-Jan-17 [Member]
Share-based payments (Details) - Schedule of fair value of each warrant is estimated on the date of grant using the black-scholes methodology [Line Items]
Number of warrants granted to Belgian benef.
Number of warrants granted to other benef.	19,000
Exercise price | € / shares		4.56
expected dividend Yield | $
Expected stock price volatility	53.84%
Risk-free interest rate	0.73%
Expected duration (months)to Belgian benef.	56 months 29 days
Expected duration (months)to other benef.	50 months 29 days
11-Apr-17 [Member]
Share-based payments (Details) - Schedule of fair value of each warrant is estimated on the date of grant using the black-scholes methodology [Line Items]
Number of warrants granted to Belgian benef.
Number of warrants granted to other benef.	18,000
Exercise price | € / shares		5.41
expected dividend Yield | $
Expected stock price volatility	51.80%
Risk-free interest rate	0.81%
Expected duration (months)to Belgian benef.	54 months
Expected duration (months)to other benef.	48 months
11-Apr-17 [Member]
Share-based payments (Details) - Schedule of fair value of each warrant is estimated on the date of grant using the black-scholes methodology [Line Items]
Number of warrants granted to Belgian benef.	20,000
Number of warrants granted to other benef.	200,000
Exercise price | € / shares		5.35
Expected stock price volatility	51.83%
Risk-free interest rate	0.72%
Expected duration (months)to Belgian benef.	65 months 20 days
Expected duration (months)to other benef.	47 months 20 days
29-Jul-17 [Member]
Share-based payments (Details) - Schedule of fair value of each warrant is estimated on the date of grant using the black-scholes methodology [Line Items]
Number of warrants granted to Belgian benef.
Number of warrants granted to other benef.	10,000
Exercise price | € / shares		4.72
expected dividend Yield | $
Expected stock price volatility	50.95%
Risk-free interest rate	0.87%
Expected duration (months)to Belgian benef.	50 months 3 days
Expected duration (months)to other benef.	44 months 1 day
1-Sep-17 [Member]
Share-based payments (Details) - Schedule of fair value of each warrant is estimated on the date of grant using the black-scholes methodology [Line Items]
Number of warrants granted to Belgian benef.
Number of warrants granted to other benef.	34,000
Exercise price | € / shares		4.92
expected dividend Yield | $
Expected stock price volatility	48.08%
Risk-free interest rate	0.71%
Expected duration (months)to Belgian benef.	60 months 30 days
Expected duration (months)to other benef.	42 months 29 days
2-Nov-17 [Member]
Share-based payments (Details) - Schedule of fair value of each warrant is estimated on the date of grant using the black-scholes methodology [Line Items]
Number of warrants granted to Belgian benef.
Number of warrants granted to other benef.	99,000
Exercise price | € / shares		4.61
expected dividend Yield | $
Expected stock price volatility	45.23%
Risk-free interest rate	0.66%
Expected duration (months)to Belgian benef.	52 months 28 days
Expected duration (months)to other benef.	40 months 27 days
20-Jun-17 [Member]
Share-based payments (Details) - Schedule of fair value of each warrant is estimated on the date of grant using the black-scholes methodology [Line Items]
Number of warrants granted to Belgian benef.	30,000
Number of warrants granted to other benef.	30,000
Exercise price | € / shares		4.97
expected dividend Yield | $
Expected stock price volatility	5157.00%
Risk-free interest rate	0.59%
Expected duration (months)to Belgian benef.	81 months 12 days
Expected duration (months)to other benef.	63 months 11 days
01-Apr-18 [Member]
Share-based payments (Details) - Schedule of fair value of each warrant is estimated on the date of grant using the black-scholes methodology [Line Items]
Number of warrants granted to Belgian benef.
Number of warrants granted to other benef.	42,000
Exercise price | € / shares		377
expected dividend Yield | $
Expected stock price volatility	46.08%
Risk-free interest rate	0.76%
Expected duration (months)to Belgian benef.	54 months
Expected duration (months)to other benef.	42 months
01-Jun-18 [Member]
Share-based payments (Details) - Schedule of fair value of each warrant is estimated on the date of grant using the black-scholes methodology [Line Items]
Number of warrants granted to Belgian benef.	50,000
Number of warrants granted to other benef.	30,000
Exercise price | € / shares		497
expected dividend Yield | $
Expected stock price volatility	46.15%
Risk-free interest rate	0.77%
Expected duration (months)to Belgian benef.	52 months
Expected duration (months)to other benef.	40 months
01-Jun-18 [Member]
Share-based payments (Details) - Schedule of fair value of each warrant is estimated on the date of grant using the black-scholes methodology [Line Items]
Number of warrants granted to Belgian benef.
Number of warrants granted to other benef.	8,000
Exercise price | € / shares		366
expected dividend Yield | $
Expected stock price volatility	44.04%
Risk-free interest rate	0.73%
Expected duration (months)to Belgian benef.	48 months 30 days
Expected duration (months)to other benef.	36 months 30 days
05-Dec-18 [Member]
Share-based payments (Details) - Schedule of fair value of each warrant is estimated on the date of grant using the black-scholes methodology [Line Items]
Number of warrants granted to Belgian benef.
Number of warrants granted to other benef.	20,000
Exercise price | € / shares		173
expected dividend Yield | $
Expected stock price volatility	57.56%
Risk-free interest rate	0.79%
Expected duration (months)to Belgian benef.	45 months 26 days
Expected duration (months)to other benef.	33 months 26 days
24-Jan-19 [Member]
Share-based payments (Details) - Schedule of fair value of each warrant is estimated on the date of grant using the black-scholes methodology [Line Items]
Number of warrants granted to Belgian benef.
Number of warrants granted to other benef.	191,000
Exercise price | € / shares		164
expected dividend Yield | $
Expected stock price volatility	67.56%
Risk-free interest rate	0.77%
Expected duration (months)to Belgian benef.	62 months 7 days
Expected duration (months)to other benef.	50 months 6 days
16-May-19 [Member]
Share-based payments (Details) - Schedule of fair value of each warrant is estimated on the date of grant using the black-scholes methodology [Line Items]
Number of warrants granted to Belgian benef.
Number of warrants granted to other benef.	1,508,000
Exercise price | € / shares		149
expected dividend Yield | $
Expected stock price volatility	75.78%
Risk-free interest rate	0.38%
Expected duration (months)to Belgian benef.	58 months 16 days
Expected duration (months)to other benef.	46 months 15 days
01-Nov-19 [Member]
Share-based payments (Details) - Schedule of fair value of each warrant is estimated on the date of grant using the black-scholes methodology [Line Items]
Number of warrants granted to Belgian benef.
Number of warrants granted to other benef.	8,000
Exercise price | € / shares		101
expected dividend Yield | $
Expected stock price volatility	82.15%
Risk-free interest rate	0.00%
Expected duration (months)to Belgian benef.	64 months 30 days
Expected duration (months)to other benef.	46 months 29 days
01-Dec-19 [Member]
Share-based payments (Details) - Schedule of fair value of each warrant is estimated on the date of grant using the black-scholes methodology [Line Items]
Number of warrants granted to Belgian benef.
Number of warrants granted to other benef.	12,000
Exercise price | € / shares		102
expected dividend Yield | $
Expected stock price volatility	81.95%
Risk-free interest rate	0.00%
Expected duration (months)to Belgian benef.	64 months
Expected duration (months)to other benef.	45 months 30 days
01-Jan-20 [Member]
Share-based payments (Details) - Schedule of fair value of each warrant is estimated on the date of grant using the black-scholes methodology [Line Items]
Number of warrants granted to Belgian benef.
Number of warrants granted to other benef.	6,000
Exercise price | € / shares		102
expected dividend Yield | $
Expected stock price volatility	81.00%
Risk-free interest rate	0.00%
Expected duration (months)to Belgian benef.	62 months 30 days
Expected duration (months)to other benef.	50 months 30 days
01-Feb-20 [Member]
Share-based payments (Details) - Schedule of fair value of each warrant is estimated on the date of grant using the black-scholes methodology [Line Items]
Number of warrants granted to Belgian benef.
Number of warrants granted to other benef.	2,000
Exercise price | € / shares		98
expected dividend Yield | $
Expected stock price volatility	80.26%
Risk-free interest rate	0.00%
Expected duration (months)to Belgian benef.	61 months 29 days
Expected duration (months)to other benef.	49 months 20 days
01-Mar-20 [Member]
Share-based payments (Details) - Schedule of fair value of each warrant is estimated on the date of grant using the black-scholes methodology [Line Items]
Number of warrants granted to Belgian benef.
Number of warrants granted to other benef.	4,000
Exercise price | € / shares		89
expected dividend Yield | $
Expected stock price volatility	80.59%
Risk-free interest rate	0.00%
Expected duration (months)to Belgian benef.	61 months
Expected duration (months)to other benef.	49 months
01-Jun-20 [Member]
Share-based payments (Details) - Schedule of fair value of each warrant is estimated on the date of grant using the black-scholes methodology [Line Items]
Number of warrants granted to Belgian benef.
Number of warrants granted to other benef.	6,000
Exercise price | € / shares		85
expected dividend Yield | $
Expected stock price volatility	86.64%
Risk-free interest rate	0.00%
Expected duration (months)to Belgian benef.	57 months 30 days
Expected duration (months)to other benef.	45 months 30 days
01-Oct-20 [Member]
Share-based payments (Details) - Schedule of fair value of each warrant is estimated on the date of grant using the black-scholes methodology [Line Items]
Number of warrants granted to Belgian benef.
Number of warrants granted to other benef.	2,000
Exercise price | € / shares		80
expected dividend Yield | $
Expected stock price volatility	85.20%
Risk-free interest rate	0.00%
Expected duration (months)to Belgian benef.	53 months 28 days
Expected duration (months)to other benef.	35 months 29 days
15-Jul-20 [Member]
Share-based payments (Details) - Schedule of fair value of each warrant is estimated on the date of grant using the black-scholes methodology [Line Items]
Number of warrants granted to Belgian benef.
Number of warrants granted to other benef.	225,000
Exercise price | € / shares		80
expected dividend Yield | $
Expected stock price volatility	85.89%
Risk-free interest rate	0.00%
Expected duration (months)to Belgian benef.	56 months 15 days
Expected duration (months)to other benef.	38 months 16 days
01-Jul-19 [Member]
Share-based payments (Details) - Schedule of fair value of each warrant is estimated on the date of grant using the black-scholes methodology [Line Items]
Number of warrants granted to Belgian benef.	60,000
Number of warrants granted to other benef.	20,000
Exercise price | € / shares		128
expected dividend Yield | $
Expected stock price volatility	78.70%
Risk-free interest rate	0.07%
Expected duration (months)to Belgian benef.	69 months
Expected duration (months)to other benef.	51 months
24-Jul-19 [Member]
Share-based payments (Details) - Schedule of fair value of each warrant is estimated on the date of grant using the black-scholes methodology [Line Items]
Number of warrants granted to Belgian benef.
Number of warrants granted to other benef.	980,000
Exercise price | € / shares		124
expected dividend Yield | $
Expected stock price volatility	78.64%
Risk-free interest rate	0.00%
Expected duration (months)to Belgian benef.	68 months 7 days
Expected duration (months)to other benef.	50 months 8 days
15-Jul-20 [Member]
Share-based payments (Details) - Schedule of fair value of each warrant is estimated on the date of grant using the black-scholes methodology [Line Items]
Number of warrants granted to Belgian benef.
Number of warrants granted to other benef.	1,598,000
Exercise price | € / shares		80
expected dividend Yield | $
Expected stock price volatility	85.89%
Risk-free interest rate	0.00%
Expected duration (months)to Belgian benef.	56 months 15 days
Expected duration (months)to other benef.	38 months 16 days
30-Jul-20 [Member]
Share-based payments (Details) - Schedule of fair value of each warrant is estimated on the date of grant using the black-scholes methodology [Line Items]
Number of warrants granted to Belgian benef.	20,000
Number of warrants granted to other benef.
Exercise price | € / shares		128
expected dividend Yield | $
Expected stock price volatility	87.02%
Risk-free interest rate	0.00%
Expected duration (months)to Belgian benef.	56 months
Expected duration (months)to other benef.	38 months 1 day
01-Oct-20 [Member]
Share-based payments (Details) - Schedule of fair value of each warrant is estimated on the date of grant using the black-scholes methodology [Line Items]
Number of warrants granted to Belgian benef.
Number of warrants granted to other benef.	10,000
Exercise price | € / shares		128
expected dividend Yield | $
Expected stock price volatility	85.20%
Risk-free interest rate	0.00%
Expected duration (months)to Belgian benef.	53 months 28 days
Expected duration (months)to other benef.	35 months 29 days
01-Mar-21 [Member]
Share-based payments (Details) - Schedule of fair value of each warrant is estimated on the date of grant using the black-scholes methodology [Line Items]
Number of warrants granted to Belgian benef.
Number of warrants granted to other benef.	2,000
Exercise price | € / shares		1.08
expected dividend Yield | $
Expected stock price volatility	65.06%
Risk-free interest rate	0.00%
Expected duration (months)to Belgian benef.	48 months 30 days
Expected duration (months)to other benef.	31 months
03-May-21 [Member]
Share-based payments (Details) - Schedule of fair value of each warrant is estimated on the date of grant using the black-scholes methodology [Line Items]
Number of warrants granted to Belgian benef.
Number of warrants granted to other benef.	8,000
Exercise price | € / shares		1.16
expected dividend Yield | $
Expected stock price volatility	64.59%
Risk-free interest rate	0.01%
Expected duration (months)to Belgian benef.	46 months 28 days
Expected duration (months)to other benef.	28 months 28 days
01-Jun-21 [Member]
Share-based payments (Details) - Schedule of fair value of each warrant is estimated on the date of grant using the black-scholes methodology [Line Items]
Number of warrants granted to Belgian benef.
Number of warrants granted to other benef.	4,000
Exercise price | € / shares		1.18
expected dividend Yield | $
Expected stock price volatility	65.82%
Risk-free interest rate	0.01%
Expected duration (months)to Belgian benef.	45 months 29 days
Expected duration (months)to other benef.	27 months 29 days
27-Jul-21 [Member]
Share-based payments (Details) - Schedule of fair value of each warrant is estimated on the date of grant using the black-scholes methodology [Line Items]
Number of warrants granted to Belgian benef.
Number of warrants granted to other benef.	30,000
Exercise price | € / shares		1.36
expected dividend Yield | $
Expected stock price volatility	63.36%
Risk-free interest rate	0.00%
Expected duration (months)to Belgian benef.	44 months 3 days
Expected duration (months)to other benef.	26 months 4 days
27-Jul-21 [Member]
Share-based payments (Details) - Schedule of fair value of each warrant is estimated on the date of grant using the black-scholes methodology [Line Items]
Number of warrants granted to Belgian benef.
Number of warrants granted to other benef.	202,500
Exercise price | € / shares		1.36
expected dividend Yield | $
Expected stock price volatility	63.36%
Risk-free interest rate	0.00%
Expected duration (months)to Belgian benef.	44 months 3 days
Expected duration (months)to other benef.	26 months 4 days
24-Nov-21 [Member]
Share-based payments (Details) - Schedule of fair value of each warrant is estimated on the date of grant using the black-scholes methodology [Line Items]
Number of warrants granted to Belgian benef.
Number of warrants granted to other benef.	40,000
Exercise price | € / shares		1.05
expected dividend Yield | $
Expected stock price volatility	60.78%
Risk-free interest rate	0.14%
Expected duration (months)to Belgian benef.	49 months 7 days
Expected duration (months)to other benef.	37 months 7 days
03-Jul-21 [Member]
Share-based payments (Details) - Schedule of fair value of each warrant is estimated on the date of grant using the black-scholes methodology [Line Items]
Number of warrants granted to Belgian benef.
Number of warrants granted to other benef.	2,570,000
Exercise price | € / shares		1.38
expected dividend Yield | $
Expected stock price volatility	63.10%
Risk-free interest rate	0.04%
Expected duration (months)to Belgian benef.	44 months 27 days
Expected duration (months)to other benef.	26 months 28 days
07-Jul-21 [Member]
Share-based payments (Details) - Schedule of fair value of each warrant is estimated on the date of grant using the black-scholes methodology [Line Items]
Number of warrants granted to Belgian benef.
Number of warrants granted to other benef.	600,000
Exercise price | € / shares		€ 1.39
expected dividend Yield | $
Expected stock price volatility	63.11%
Risk-free interest rate	0.00%
Expected duration (months)to Belgian benef.	44 months 23 days
Expected duration (months)to other benef.	26 months 24 days